Average Annual Total Returns		12 Months Ended	16 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.54%	15.87%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	25.45%
FT Vest U.S. Small Cap Moderate Buffer ETF - August
Prospectus [Line Items]
Average Annual Return, Percent		11.07%	13.02%
Performance Inception Date	Aug. 18, 2023
FT Vest U.S. Small Cap Moderate Buffer ETF - August | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.07%	13.02%
FT Vest U.S. Small Cap Moderate Buffer ETF - August | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.55%	9.97%